Document and Entity Information	9 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	WESTPORT INNOVATIONS INC
Entity Central Index Key	0001370416
Document Type	40-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	48,455,601
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3